Subsequent Events (Details) (USD $)	1 Months Ended	6 Months Ended					0 Months Ended		1 Months Ended
	Jan. 31, 2012	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 08, 2013 Subsequent Event [Member]	Jul. 31, 2013 Subsequent Event [Member]	Aug. 08, 2013 Subsequent Event [Member] Securities Purchase Agreement [Member]	Jul. 31, 2013 Subsequent Event [Member] Securities Purchase Agreement [Member] Investor	Feb. 04, 2013 1999 Mt. RB, LLC [Member]
Subsequent Events (Textual)
Number of common stock sold							600,000	4,420,000
Common stock, par value		$ 0.002	$ 0.002	$ 0.002			$ 0.002	$ 0.002
Term of warrants		10 years					5 years	5 years
Number of additional shares of common stock purchase							300,000	2,210,000
Purchase price of additional shares of common stock							$ 0.30	$ 0.30
Exercise price of options		$ 0.38				$ 0.75
Number of institutional and private investors								12
Proceeds from gross sales							$ 150,000	$ 1,105,000
Selling price of 166kW solar PV system					574,000
Sale of stock									390,394
Common stock issuable upon exercise of warrants									600,000
Price per share									$ 1.00
Lease amendment									(1) the leasing of approximately 20,096 square feet at 1999 Mt. Read Boulevard, Rochester, New York; (2) a lease term that runs from February 1, 2013 through November 30, 2018, (3) two five-year renewal options at the option of Arista Power; (4) the Free Rent Period; and (5) base rent starting on November 30, 2013 at a price of $3.50 per square foot per year with annual increases of 3%.
Common stock shares issued for professional services	10,000
Common stock value issued for professional services	$ 10,000